Equity reserves (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Warrant outstanding, beginning of year	6,407,883	8,697,550
Warrant outstanding, expired	(6,407,883)	(2,289,667)
Warrant outstanding, end of year	0	6,407,883
Warrant exercisable, end of year		6,407,883
Weighted average exercise price, outstanding, beginning of year	$ 4.50	$ 4.50
Weighted average exercise price, expired	$ 4.50	4.50
Weighted average exercise price, outstanding, end of year		4.50
Weighted average exercise price, Exercisable, end of year		$ 4.50